Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common shares, value	$ 157,407,613	$ 155,816,750
Core Laboratories Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common shares, value	3,734,349	4,462,997
Core Laboratories Inc. Common Stock | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common shares, value	$ 3,734,349	$ 4,462,997